Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 65	$ 2	$ 157	$ 253
Interest income	904	29	781	618
Interest expense	370	12	339	319
Depreciation and amortization	41,161		40,525	40,511
Capital expenditure	27,698	883	28,756	30,741
Gain (loss) on disposal of property, plant and equipment	(28)	(1)	(17)	0
Gain on disposal of investment properties, net	0	0	1	0
Impairment loss on investment properties				336
Reversal of impairment loss on investment properties	28		139
Impairment loss on intangible assets				336
Impairment loss on property, plant and equipment	112	$ 4	0	299
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	(379)		(303)	(129)
Interest income	26		29	25
Interest expense	220		199	185
Depreciation and amortization	28,581		28,421	28,699
Impairment loss on investment properties				0
Reversal of impairment loss on investment properties	0		0
Impairment loss on property, plant and equipment	90			249
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	50		55	29
Interest income	60		56	58
Interest expense	107		98	94
Depreciation and amortization	10,393		9,943	9,721
Impairment loss on investment properties				0
Reversal of impairment loss on investment properties	0		0
Impairment loss on property, plant and equipment	22			50
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	295		277	283
Interest income	53		58	36
Interest expense	8		8	8
Depreciation and amortization	1,465		1,422	1,354
Impairment loss on investment properties				0
Reversal of impairment loss on investment properties	0		0
Impairment loss on property, plant and equipment	0			0
Other [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	99		128	70
Interest income	765		638	499
Interest expense	35		34	32
Depreciation and amortization	722		739	737
Impairment loss on investment properties				336
Reversal of impairment loss on investment properties	28		$ 139
Impairment loss on property, plant and equipment	$ 0			$ 0